VARIABLE INTEREST ENTITY (“VIE”)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY (“VIE”)

3. VARIABLE INTEREST ENTITY (“VIE”)

SEA is a trading company incorporated on March 4, 2004, under the laws of Malaysia. SEA provided majority of ASL’s purchases. Its equity at risk was insufficient to finance its activities and 100% of its business is transacted with ASL. Therefore, it was considered to be a VIE and ASL is the primary beneficiary since it has both of the following characteristics:

a.	The power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and
b.	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Accordingly, the accounts of SEA is consolidated in the accompanying financial statements.

The carrying amount of the VIE’s assets and liabilities were as follows:

	As of December 31,
	2021	2020

Current assets	$18,850	$48,717
Current liabilities	(51,272)	(53,573)
Net deficit	$(32,422)	$(4,856)

	As of December 31,
	2021	2020

Current assets:
Cash	$17,493	$37,387
Prepaid taxes	1,357	11,330
Total current assets	$18,850	$48,717

Current liabilities:
Accounts payable – intercompany	$49,724	$51,669
Other payables and accrued liabilities	1,548	1,904
Total current liabilities	$51,272	$53,573

Net deficit	$(32,422)	$(4,856)

The summarized operating results of the VIE’s are as follows:

	For the years ended December 31,
	2021	2020

Operating revenues	$-	$346,907
Gross profit	$-	$4,442
Loss from operations	$(21,966)	$(10,752)
Net loss	$(27,966)	$(24,014)

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)